Employee Benefit Plans (Weighted Average Assumptions Estimate The Fair Value Of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation [Abstract]
Risk-free interest rate	2.42%	1.88%	2.51%
Expected dividend yield	3.60%	3.70%	3.90%
Volatility factor	48.75%	41.35%	48.40%
Expected life of option	8 years	8 years	5 years